[LETTERHEAD OF SIDLEY AUSTIN BROWN & WOOD LLP]
August 30, 2005
VIA EDGAR SUBMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	West Corporation Registration Statement on Form S-3
Ladies and Gentlemen:
     On behalf of West Corporation (“West”), transmitted herewith for filing under the Securities Act of 1933, as amended, is West’s Registration Statement on Form S-3.
     If you have any questions regarding the foregoing, please contact the undersigned at (312) 853-7168 or Thomas B. Barker of West at (402) 963-1500.
Very truly yours,
/s/ Timothy D. Rampe
Timothy D. Rampe